Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Reclamation and other surety bond cash collateral	$ 34,293	$ 39,677
Decrease in restricted cash due to collateral requirements	5,400
Surety bond
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	59,300
Hycroft Mine
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	58,300
Water supply
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	$ 1,000